Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Feb. 06, 2020	Oct. 20, 2020	Mar. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 14, 2020
Equity (Details) [Line Items]
Proceeds from issuance		$ 108,737
Net of issuance expenses		$ 509
Re-pricing stock options (in Shares)			141,229
Stock options at an exercise price (in Dollars per share)			$ 10.0	$ 14.26
Total equity-based compensation expense				$ 3,987	$ 1,405	$ 1,942
Issuance of aggregate RSUs shares (in Shares)	173,005
Compensation costs related to RSUs				2,143
Total unrecognized compensation cost related to non-vested options				$ 6,454
Weighted-average period				1 year 9 months 3 days
Cash dividend per common share (in Dollars per share)							$ 0.14
Cash dividend total amount							$ 7,044
IPO [Member]
Equity (Details) [Line Items]
Shares issued (in Shares)		3,898,304
Shares issued price per share (in Dollars per share)		$ 29.50
2011 Plan [Member]
Equity (Details) [Line Items]
Total number of common shares available (in Shares)				8,000,000
Director [Member]
Equity (Details) [Line Items]
Re-pricing stock options (in Shares)			170,000
Exercise price range minimum (in Dollars per share)			$ 11.5
Exercise price range maximum (in Dollars per share)			$ 12.2
Director [Member] | 2011 Plan [Member]
Equity (Details) [Line Items]
Common shares available for future grant (in Shares)				2,610,136
Employees and Directors [Member]
Equity (Details) [Line Items]
Weighted average grant date fair values of options granted (in Dollars per share)				$ 7.99	$ 4.24	$ 3.43
Total intrinsic value of options exercised				$ 11,658	$ 2,301	$ 1,641